Subsequent Event (Details) - Impact and Benefit Agreement in respect of Eskay project $ in Millions	Mar. 23, 2026 CAD ($)
Subsequent Event
Cash commitments in first year of agreement	$ 43
Cash commitments in second year of agreement	24
Cash commitments in third year of agreement	$ 30